SHAREHOLDERS' EQUITY (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Vote shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Shareholders Equity [Line Items]
Number of Class A ordinary shares that a Class B ordinary share may be converted into	1
The number of Class B ordinary shares converted into Class A ordinary shares	0	0	0
PRC Regulations on Enterprises with Foreign Investment
Restricted net assets
Restriction for distribution of funds	US$14,307	US$15,525
General reserves | Foreign invested enterprise | PRC Regulations on Enterprises with Foreign Investment
Restricted net assets
Maximum reserve as a percent of registered capital based on PRC statutory accounts	50.00%	50.00%
General reserves | Foreign invested enterprise | PRC Regulations on Enterprises with Foreign Investment | Minimum
Restricted net assets
Percent of annual after-tax profit to be allocated to reserves	10.00%	10.00%
Common reserves | Domestic enterprise | Company Law of the PRC
Restricted net assets
Maximum reserve as a percent of registered capital based on PRC statutory accounts	50.00%	50.00%
Common reserves | Domestic enterprise | Company Law of the PRC | Minimum
Restricted net assets
Percent of annual after-tax profit to be allocated to reserves	10.00%	10.00%
Common Class A
Shareholders Equity [Line Items]
Common Stock, Shares, Issued	71,775,686	72,069,645
Common Stock, Shares, Outstanding	65,403,527	65,004,587
Number of voting rights per share | Vote	1
Common Class A | Treasury Stock
Treasury Share
Aggregate number of shares repurchased	7,065,058
Cash consideration for repurchase of common stock | $	$ 136,615
Exercise of share options	692,899
Common Class A | Common Stock
Treasury Share
Exercise of share options	398,940	644,525	347,304
Common Class B
Shareholders Equity [Line Items]
Common Stock, Shares, Issued	24,336,650	24,336,650
Common Stock, Shares, Outstanding	24,336,650	24,336,650
Number of voting rights per share | Vote	10